ACCOUNTS RECEIVABLE (Q1) (Details) - USD ($)	Mar. 31, 2015	Mar. 15, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowances and reserves	$ 16,288,000		$ 25,292,000	$ 31,033,000
Less: reserve for returns	(4,165,000)		(7,870,000)	(10,690,000)
Less: allowance for doubtful accounts	(32,000)		(33,000)	(19,000)
Accounts receivable, net	12,091,000		17,389,000	20,324,000
Distribution partners	3,100,000		3,100,000
Advances receivables from distributor			6,600,000	700,000
Accounts payable and accrued liabilities	22,865,000	$ 1,300,000	24,582,000	32,331,000
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowances and reserves	15,470,000		23,922,000	30,966,000
IP Licensing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowances and reserves	0		608,000	0
Direct to Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable before allowances and reserves	$ 818,000		$ 762,000	$ 67,000